Equity	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Equity	Equity
In the six-month periods ended 30 June 2026 and 2025 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
Banco Santander's share capital at 30 June 2026 and 31 December 2025 consisted of EUR 7,345 million, represented by 14,689,319,502 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
b)    Share premium
Includes the amount paid by the bank's shareholders in capital issuances in excess of par value.
c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2026	31-12-2025
Other comprehensive income accumulated	(33,913)	(37,974)
Items not reclassified to profit or loss	(3,160)	(4,121)
Actuarial gains or losses on defined benefit pension plans	(3,895)	(3,896)
Non-current assets held for sale	—	56
Share in other income and expenses recognised in investments, joint ventures and associates	6	1
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	744	(250)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	253	208
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(253)	(208)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(15)	(32)
Items that may be reclassified to profit or loss	(30,753)	(33,853)
Hedge of net investments in foreign operations (effective portion)	(8,181)	(7,343)
Exchange differences	(21,864)	(25,475)
Hedging derivatives (effective portion)	154	333
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	(577)	(372)
Hedging instruments (items not designated)	22	(11)
Non-current assets held for sale	—	(590)
Share in other income and expenses recognised in investments, joint ventures and associates	(307)	(395)
d) Other comprehensive income – Items not to be reclassified to profit or loss – Actuarial gains or losses on defined benefit pension plans.
The balance of the heading Other accumulated comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans, includes the actuarial gains or losses and the return on the assets assigned to the plan, less administration costs and plan's own taxes, and any change in the effects of the asset limit, excluding amounts included in net interest on net defined benefit liability (asset). Its variation is shown in the consolidated condensed statement of recognized income and expense.
During the first six months of 2026, the amount of actuarial losses (net of actuarial gains) has increased by EUR 159 million. The main impacts are:
In first place, due to the higher addition against equity amounting to EUR 37 million, with the following breakdown:
•Increase of EUR 48 million in the accumulated actuarial losses relating to the Group´s entities in the United Kingdom, mainly due to the evolution of the asset portfolio, experience adjustments and movements in long-term inflation -increase from 2.90% to 2.96%- partially offset by movements in the discount rate -increase from 5.58% to 5.92%-.
•Decrease of EUR 11 million in the cumulative actuarial losses relating to the Group's businesses in other geographical areas.
In second place, due to the evolution of exchange rates, a EUR 122 million increase, mainly due to the appreciation of the Brazilian real and the sterling pound.
e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2026 and 31 December 2025 under 'Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income' depending on the geographical origin of the issuer:

	EUR million
	30-06-2026				31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Domestic
Spain	56	(383)	(327)	117	47	(1,326)	(1,279)	133
International
Rest of Europe	262	(31)	231	1,669	75	(81)	(6)	186
United States	23	(1)	22	35	23	(1.00)	22	36
America and rest of the world	818	—	818	1,781	1,013	—	1,013	1,926
	1,159	(415)	744	3,602	1,158	(1,408)	(250)	2,281
Of which:
Listed	1,022	(58)	964	3,328	1,033	(49)	984	1,993
Unlisted	137	(357)	(220)	274	125	(1,359)	(1,234)	288
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first six months of 2026 in the interim condensed consolidated statement of recognised income and expenses, reflects the impact of the evolution of the currencies during the year, reflecting mainly the general appreciation of the currencies Brazilian real, Mexican peso, US dollar, Argentine peso and Pound sterling (see Note 1.e).
Of this variation, a capital gain of EUR 395 million corresponds to the valuation at the closing exchange rate of goodwill for the first six months of 2026 (see Note 8).
g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income - Loans and advances and debt instruments
Includes the net amount of unrealised fair value changes in debt instruments- loans and advances and debt instruments- at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2026 and 31 December 2025 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument:

	EUR Million
	30-06-2026			31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)
Loans and advances	146	(121)	25	169	(71)	98
Debt instruments	289	(891)	(602)	364	(834)	(470)
The detail of Debt instruments depending on the geographical origin of the issuer is as follows:

	EUR million
	30-06-2026				31-12-2025
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Issued by public Public-sector
Spain	90	—	90	11,447	118	—	118	10,142
Rest of Europe	47	(42)	5	5,484	61	(36)	25	6,469
America and rest of the world	105	(645)	(540)	33,044	109	(528)	(419)	31,685
Issued by Private-sector
Spain	8	(5)	3	279	8	(6)	2	376
Rest of Europe	27	(5)	22	4,045	28	(15)	13	4,672
America and rest of the world	12	(194)	(182)	4,671	40	(249)	(209)	4,961
	289	(891)	(602)	58,970	364	(834)	(470)	58,305